Supplemental Cash Flow Disclosure	12 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Supplemental Cash Flow Disclosure

19 - SUPPLEMENTAL CASH FLOW DISCLOSURE

	Year ended March 31, 2017	Year ended March 31, 2016
	$	$
Interest paid	(3,663)	(4,163)
Income taxes paid	-	148
Investment tax credit on research and development received	281,644	296,924